Organization, Consolidation and Principal Activities - Additional Information (Details) ¥ in Thousands	Jun. 30, 2023 CNY (¥)
Beijing Quhuo Information Technology Co Ltd WFOE | Beijing Quhuo Information Technology Co Ltd WFOE
Organization, Consolidation and Principal Activities
Percentage of ownership	100.00%
VIE | Asset Pledged as Collateral | Nonrecourse
Organization, Consolidation and Principal Activities
Accounts receivables	¥ 100,630